Aug. 28, 2025
Genter Capital International Dividend ETF
Investment Objective
Genter Capital International Dividend ETF’s investment objective is to seek current income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.38%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio turnover.
  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended April 30, 2025, the portfolio turnover rate was 8.81%.

Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its assets plus borrowings for investment purposes in foreign equity securities that have records of paying dividends. The Fund will invest primarily in companies with market capitalizations of $2 billion or higher at the time of initial purchase. In addition, the Fund will invest in a diversified portfolio of 25 to 50 securities typically spread across many economic sectors. Investments in and weightings of individual sectors will vary based on the Sub-Advisor’s assessment of valuation and the economic outlook using the process described below. Examples of conditions that will affect the weighting of sectors include recent relative performance of each sector to the overall market performance, economic conditions such as inflation and economic growth and expectations of economic growth in the upcoming period of time and how that sector might be affected more or less than other sectors, and economic growth rate and geopolitical conditions, military conflicts which can and typically affect availability and demand for natural resources that can have impact on one or more sectors relative to other sectors of the overall market economy.  For example, the price of oil has a significant impact on the transportation sector, which can in turn have a significant impact on consumer goods and raw materials being transported. Another example which can have a significant impact on one or more sectors is tariffs. Tariffs imposed on either a country or a particular industry will increase the price and may reduce the supply as well. A tariff on consumer goods imported from China would impact retailers where those imported goods are sold.
The Fund defines foreign equity securities as equity securities of companies organized or having their principal place of business (location where they are subject to revenue tax) outside the U.S.  The Fund’s investments in foreign securities will primarily be in American Depository Receipts (“ADRs”), which are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Fund may also invest up to 20% of its assets in domestic equity securities that have records of paying dividends and derive more than 30% of revenues from non-U.S. operations.
The Sub-Advisor employs a three-step process in selecting the Fund’s investments. The Sub-Advisor begins with a universe of those foreign publicly traded companies and domestic equity securities that derive more than 30% of revenues from non-U.S. operations that have paid a dividend in each of the previous four quarters. First, the Sub-Advisor uses publicly available filings, financial analyst’s reports and research information available both publicly and by subscription or purchase to identify companies that have 1) market capitalizations greater than $2 billion, 2) dividend growth, which the Sub-Advisor defines as no quarters among the previous four with any dividend reduction and at least one of the most recent two quarters having a dividend increase, and 3) investment grade debt ratings. Second, a thorough fundamental analysis of the companies is conducted focusing on valuation and balance sheet and income statement information. Lastly, the three characteristics identified in the first step are evaluated further to view the dividend yield, assessment of likelihood of capital appreciation, and to assess the expected volatility and risk for each security. The Sub-Advisor will sell a security when one or more of the following occurs:
1)	the security’s dividend is reduced by more than 10% in dividend per share over the preceding eight quarters;
2)	the yield falls by more than 10% below targeted parameters and available alternate options in the Fund’s universe of investments in less than a three-year period;
3)
one or more actual or projected financial metrics over the previous two-year period or analyst projections for the coming two-year period show or project a flat or negative growth of the company’s income which cannot be readily identified as a temporary or non-recurring change;

4)	the company’s underlying debt rating falls below investment grade;
5)	its price target is realized; or
6)	the Fund requires cash to meet redemption requests.

Fund Performance
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports and financial statements, at no charge by calling the Fund at 1-800-773-3863. Updated performance information on the Fund’s results can be obtained by visiting www.genterfunds.com/GENW.